Share-Based Compensation - Schedule of Share-Based Compensation Expenses Related to Restricted Shares (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	¥ 526,171	$ 80,640	¥ 515,203	$ 0	¥ 3,520	$ 0
Restricted Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	0	0	1,566		3,520
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	284,431	43,591	470		1,056
Research and Development Expense [Member] | Restricted Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	0	0	470		1,056
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	209,033	32,036	514,733		2,464
General and Administrative Expense [Member] | Restricted Shares [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	0	0	¥ 1,096		¥ 2,464
Equity in Loss of an Affiliate [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expenses related to restricted shares	¥ 32,707	$ 5,013